Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Tax loss carryforwards	$ 1,248,523	$ 357,947
Transfer-pricing true-ups deductible when invoiced and unrealized foreign exchange	1,395,024
Lease liabilities	1,023,723	1,555,157
Film amortization	325,199	165,146
Fixed assets, software and asset retirement obligations	171,323	193,883
Other	25,910
Gross deferred tax assets	4,189,702	2,272,133
Valuation allowance		(49,909)	$ (56,911)
Prepaid royalties and advances to game developers	(4,550,388)	(5,156,113)
Right-of-use assets	(950,986)	(1,534,321)
Capitalized software (development payroll of subsidiaries and VIEs)	(1,103,721)
Transfer-pricing true-up receivables taxable when invoiced	(774,948)
Realized contingent gain		(1,607,769)
Foreign-sourced interest, prepaid expenses and unrealized foreign exchange (Singapore)	(214,958)	(83,115)
Other	(121,561)
Gross deferred tax liabilities	(7,716,562)	(8,381,318)
Net deferred tax liabilities	(3,526,860)	(6,159,094)
Presented as: deferred tax assets, net	102,939	49,067
Presented as: deferred tax liabilities, net	$ (3,629,799)	$ (6,208,161)